Leases (Details) - Schedule of Weighted Average Lease Term and Weighted Average Discount Rate	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Weighted average lease term:
Weighted average lease term	3 years 7 days	2 years 6 months 7 days	3 years 5 months 12 days
Weighted average discount rate:
Weighted average discount rate	3.91%	4.08%	5.24%